Segment Reporting (Details) - Schedule of geographical segments - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total assets
MDMOOC services	$ 37,183,491	$ 36,267,420
Sales of patented drugs	1,430,854
Total	$ 38,614,345	$ 36,267,420